Equity (10Q) (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Arrangements with Employees and Nonemployees [Abstract]
Estimated average forfeiture rate	7.89%	9.75%			10.00%	10.00%
Stock Options, Granted			36,633	2,500	4,500	26,553
Outstanding Options, Weighted Average Exercise Price	$ 0.0224	$ 0.0273	$ 0.0224	$ 0.0273
Stock Options, Exercised
Total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the plans	$ 363		$ 363		$ 236
Unrecognized compensation expense amortization period	3 years 2 months 12 days				2 years